Loss Per Share - Summary of Earnings Per Share (Detail) - SGD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Total basic loss per share attributable to the ordinary equity holders of the Group	$ (0.09)	$ (0.84)	$ (2.03)
Diluted earnings per share [abstract]
Total diluted loss per share attributable to the ordinary equity holders of the Group	$ (0.09)	$ (0.84)	$ (2.03)
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Loss attributable to the ordinary equity holders of the Group used in calculating basic loss per share	$ (15,269)	$ (129,193)	$ (187,413)
Used in calculating basic loss per share	(15,269)	(129,193)	(187,413)
Loss attributable to the ordinary equity holders of the Group used in calculating diluted loss per share	$ (15,269)	$ (129,193)	$ (187,413)